Significant Accounting Policies (Details)	3 Months Ended
	Mar. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Significant Accounting Policies (Details) [Line Items]
Warrant liabilities	$ 931,497	$ 511,295
Number of Reportable Segments (in segment) | segment	1
Retained earnings		900,000
Level 1
Significant Accounting Policies (Details) [Line Items]
Warrant liabilities	$ 931,497	511,295
Level 1 | Money Market Securities
Significant Accounting Policies (Details) [Line Items]
Money market securities	$ 14,211	$ 333,158	$ 6,408,389